UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09373

Oppenheimer Senior Floating Rate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 1/31/2019

Item 1. Reports to Stockholders.

Semiannual Report 1/31/2019

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer **Senior Floating Rate Fund**

Important Notice: The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund's updated report is available on our website (**oppenheimerfunds.com**). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling **1.800.225.5677.**

Important Updates

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

Update to Shareholder Report Document Delivery

Beginning January 1, 2021, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. Enrolling in electronic delivery will enable you to receive a direct link to your full shareholder report the moment it becomes available, and limit the amount of mail you receive. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option.

How do you update your delivery preferences?

If you own these shares through a financial intermediary, you may contact your financial intermediary.

If your accounts are held through OppenheimerFunds and you receive statements, confirms, and other documents directly from us, you can enroll in our eDocs DirectSM service at oppenheimerfunds.com or by calling us. Once you’re enrolled, you’ll begin to receive email notifications of updated documents when they become available. If you have any questions, feel free to call us at 1.800.225.5677.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 1/31/19

	Class A Shares of the Fund

	Without Sales Charge	With Sales Charge	J.P. Morgan Leveraged Loan Index
6-Month	-1.11%	-4.57%	0.37%
1-Year	0.38	-3.14	2.42
5-Year	3.05	2.32	3.85
10-Year	8.15	7.77	8.43

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 3.50% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

3 OPPENHEIMER SENIOR FLOATING RATE FUND

Top Holdings and Allocations

TOP TEN CORPORATE LOAN INDUSTRIES

Media	15.5%
Internet Software & Services	9.9
Commercial Services & Supplies	8.6
Health Care Equipment & Supplies	7.8
Hotels, Restaurants & Leisure	6.2
Diversified Telecommunication Services	5.4
Commercial Banks	5.1
Industrial Conglomerates	3.2
Energy Equipment & Services	3.0
Household Durables	2.8

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2019, and are based on net assets.

CREDIT RATING BREAKDOWN	NRSRO ONLY TOTAL
AAA	2.9%
BBB	1.5
BB	30.2
B	53.6
CCC	2.3
CC	0.1
Unrated	9.4
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of January 31, 2019, and are subject to change. Except for securities labeled “Unrated,” all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as S&P Global Ratings (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Sub-Adviser”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. For securities not rated by an NRSRO, the Sub-Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the Sub-Adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security. Fund assets invested in Oppenheimer Institutional Government Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

For more current Fund holdings, please visit oppenheimerfunds.com.

4 OPPENHEIMER SENIOR FLOATING RATE FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 1/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OOSAX)	9/8/99	-1.11%	0.38%	3.05%	8.15%
Class C (OOSCX)	9/8/99	-1.48	-0.37	2.29	7.50
Class I (OOSIX)	10/26/12	-0.93	0.73	3.39	4.04*
Class R (OOSNX)	10/26/12	-1.36	0.00	2.80	3.42*
Class Y (OOSYX)	11/28/05	-0.99	0.62	3.31	8.43

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 1/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OOSAX)	9/8/99	-4.57%	-3.14%	2.32%	7.77%
Class C (OOSCX)	9/8/99	-2.44	-1.33	2.29	7.50
Class I (OOSIX)	10/26/12	-0.93	0.73	3.39	4.04*
Class R (OOSNX)	10/26/12	-1.36	0.00	2.80	3.42*
Class Y (OOSYX)	11/28/05	-0.99	0.62	3.31	8.43

*Shows performance since inception

STANDARDIZED YIELDS

For the 30 Days Ended 1/31/19
Class A	6.03%
Class C	5.49
Class I	6.61
Class R	5.98
Class Y	6.50

UNSUBSIDIZED STANDARDIZED YIELDS

For the 30 Days Ended 1/31/19
Class A	6.02%
Class C	5.48
Class I	6.61
Class R	5.99
Class Y	6.50

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50% and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class I, R and Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

5 OPPENHEIMER SENIOR FLOATING RATE FUND

Standardized yield is based on an SEC-standardized formula designed to approximate the Fund’s annualized hypothetical current income from securities less expenses for the 30-day period ended January 31, 2019 and that date’s maximum offering price (for Class A shares) or net asset value (for all other share classes). Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields. The unsubsidized standardized yield is computed under an SEC-standardized formula based on net income earned for the 30-day period ended January 31, 2019. The calculation excludes any expense reimbursements and thus may result in a lower yield.

The Fund’s performance is compared to the performance of the J.P. Morgan Leveraged Loan Index, which tracks the performance of U.S. dollar denominated senior floating rate bank loans. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6 OPPENHEIMER SENIOR FLOATING RATE FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended January 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 OPPENHEIMER SENIOR FLOATING RATE FUND

Actual	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During 6 Months Ended January 31, 2019
Class A	$ 1,000.00	$ 988.90	$ 5.58
Class C	1,000.00	985.20	9.35
Class I	1,000.00	990.70	3.77
Class R	1,000.00	986.40	6.83
Class Y	1,000.00	990.10	4.32

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.61	5.67
Class C	1,000.00	1,015.83	9.49
Class I	1,000.00	1,021.42	3.83
Class R	1,000.00	1,018.35	6.94
Class Y	1,000.00	1,020.87	4.39

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 31, 2019 are as follows:

Class	Expense Ratios
Class A	1.11%
Class C	1.86
Class I	0.75
Class R	1.36
Class Y	0.86

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS January 31, 2019 Unaudited

	Principal Amount	Value
Corporate Loans—90.3%
Consumer Discretionary—28.5%
Auto Components—0.1%
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.313%,[LIBOR12+275], 3/7/24[1]	$18,363,305	$17,644,014

Distributors—2.6%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 5.691%-5.691%,[LIBOR4+300], 6/22/23[1]	19,382,159	19,118,659
Tranche B7, 5.499%-5.499%,[LIBOR4+300], 11/17/25[1]	29,679,297	29,113,610
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR4+350], 9/26/24[1]	48,516,511	44,241,236
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%,[LIBOR12+450], 8/21/22[1]	28,025,412	25,830,042
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.499%,[LIBOR12+500], 9/25/24[1]	71,263,602	70,604,413
Belk, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.034%,[LIBOR4+475], 12/12/22[1]	13,491,012	10,788,560
Jo-Ann Stores LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.761%,[LIBOR4+500], 10/20/23[1]	5,392,847	5,345,660
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.994%,[LIBOR4+300], 1/26/23[1]	35,543,937	27,403,309
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.52%,[LIBOR12+300], 3/11/22[1]	87,165,086	73,308,017
United Natural Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.749%,[LIBOR12+425], 10/22/25[1]	50,810,000	43,798,220

		349,551,726

Diversified Consumer Services—1.0%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.148%-6.999%,[LIBOR12+450], 5/8/20[1]	76,007,177	73,631,953
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.398%,[LIBOR4+500], 4/1/21[1]	59,832,332	53,949,019
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.547%,[LIBOR4+875], 4/1/22[1]	7,155,000	5,357,306

		132,938,278

Hotels, Restaurants & Leisure—6.2%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%,[LIBOR12+350], 5/30/25[1]	15,696,037	15,565,289
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%,[LIBOR4+275], 12/23/24[1]	141,397,137	139,683,403
CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.249%-6.553%,[LIBOR4+375], 7/8/22[1]	14,922,839	14,257,504
CEOC LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 4.499%,[LIBOR12+200], 10/7/24[1]	9,350,356	9,186,725
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%,[LIBOR12+200], 12/27/24[1]	15,290,400	15,175,722

9 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.749%,[LIBOR12+225], 4/18/24[1]	$33,844,411	$33,297,316
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.999%,[LIBOR12+250], 2/1/24[1]	68,618,490	66,274,139
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.813%,[LIBOR4+225], 4/17/24[1]	28,679,455	28,410,729
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%,[LIBOR12+300], 5/9/24[1]	42,582,195	41,996,690
Fitness & Sports Clubs LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR4+325], 4/18/25[1]	5,459,026	5,373,729
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.499%,[LIBOR12+200], 11/30/23[1]	7,444,634	7,338,399
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.803%,[LIBOR4+300], 12/1/23[1]	8,519,669	8,421,139
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.022%,[LIBOR4+275], 3/29/24[1]	22,760,225	22,555,383
LTI Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR12+350], 9/6/25[1]	47,373,270	45,892,855
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 5.245%-5.272%,[LIBOR6+275], 8/14/24[1]	117,918,839	114,491,528
SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 5.499%,[LIBOR4+300], 4/1/24[1]	32,047,494	31,533,453
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.303%,[LIBOR4+350], 7/10/25[1]	78,938,674	78,333,215
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%,[LIBOR12+250], 6/8/23[1]	61,957,197	61,345,370
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%,[LIBOR12+350], 11/15/20[1]	35,588,845	33,987,347
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.56%,[LIBOR12+475], 11/29/24[1]	50,315,421	50,221,080
Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.249%,[LIBOR4+200], 5/30/25[1]	5,566,050	5,484,535

		828,825,550

Household Durables—2.8%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR4+350], 9/27/24[1]	34,223,162	33,474,530
American Greetings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.023%,[LIBOR12+450], 4/6/24[1]	27,516,675	27,138,321
Callaway Golf Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.007%,[LIBOR12+450], 12/14/25[1]	2,665,000	2,688,319
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.771%,[LIBOR4+225], 4/7/25[1]	56,399,455	53,685,231
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.249%,[LIBOR12+175], 12/16/24[1]	4,481,053	4,475,451

10 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Household Durables (Continued)
International Textile Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.52%,[LIBOR4+500], 5/1/24[1]	$18,181,850	$17,863,668
Libbey Glass, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.511%,[LIBOR12+300], 4/9/21[1]	1,118,795	1,080,571
Lifetime Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%,[LIBOR12+350], 2/28/25[1]	7,935,038	7,766,418
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.813%-6.207%,[LIBOR12+350], 9/7/23[1]	85,806,668	61,542,259
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.508%,[LIBOR12+400], 6/16/25[1]	34,428,172	32,190,341
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.013%-6.014%,[LIBOR4+350], 11/8/23[1]	124,659,752	106,895,737
SIWF Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.753%,[LIBOR12+425], 6/15/25[1]	27,462,000	27,050,070
Varsity Brands Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR12+350], 12/16/24[1]	4,687,207	4,625,688

		380,476,604

Media—15.5%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR4+325], 9/26/21[1]	927,292	442,550
Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR4+325], 7/23/21[1]	13,868,117	12,259,415
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.227%-5.227%,[LIBOR4+275], 7/15/25[1]	44,011,936	41,054,994
Tranche B13, 6.509%-6.509%,[LIBOR4+400], 8/14/26[1]	43,620,675	41,276,064
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR12+325], 10/3/23[1]	16,809,661	16,725,697
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.252%,[LIBOR4+275], 11/18/24[1]	43,376,650	42,238,013
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 0.00%, 12/4/22[2]	3,951,104	3,960,982
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 12.514%,[LIBOR12+1,000], 6/14/19[1]	5,926,657	5,941,473
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.984%,[LIBOR4+750], 9/12/23[1]	6,420,545	6,436,596
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.207%,[LIBOR12+350], 4/9/21[1,3]	96,700,210	8,703,019
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 9.272%,[LIBOR4+675], 1/30/20[1,3]	395,239,541	268,199,672
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 10.022%,[LIBOR4+750], 7/30/19[1,3]	49,202,030	33,387,022
Crossmark Holdings, Inc., Priority Term Loan, 9.999%,[LIBOR12+750], 9/12/23[1]	4,020,160	3,939,757
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.759%-4.759%,[LIBOR12+225], 7/17/25[1]	47,015,400	45,678,517

11 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Tranche B, 4.759%-4.759%,[LIBOR4+225], 1/15/26[1]	$22,665,000	$21,900,056
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.027%,[LIBOR4+550], 2/28/20[1]	53,929,792	46,396,609
Endemol, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.547%,[LIBOR4+575], 8/13/21[1]	18,980	18,543
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.77%,[LIBOR12+250], 2/7/24[1]	8,266,282	8,138,154
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 7.553%,[LIBOR4+475], 11/3/23[1]	41,883,377	39,082,426
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 6.252%,[LIBOR4+375], 11/27/23[1]	53,770,000	53,453,295
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.28%,[LIBOR6+275], 12/18/20[1]	71,413,815	71,235,281
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.009%,[LIBOR4+350], 1/7/22[1]	56,800,000	55,640,144
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.749%,[LIBOR4+225], 3/24/25[1]	24,323,537	23,968,900
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%,[LIBOR4+250], 10/4/24[1]	23,917,986	20,991,740
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.547%,[LIBOR4+575], 8/13/21[1]	56,329,433	55,033,856
Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.03%,[LIBOR4+250], 7/3/25[1]	23,715,550	23,434,046
Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 2st Lien Term Loan, Tranche B, 7.00%,[LIBOR4+450], 7/3/26[1]	19,405,000	18,774,435
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.756%,[LIBOR12+225], 1/17/24[1]	14,974,020	14,536,030
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.00%,[LIBOR4+650], 10/13/22[1,4]	111,945,000	111,385,275
NEP Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR4+325], 10/20/25[1]	71,410,000	70,629,132
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.752%,[LIBOR4+225], 7/19/24[1]	86,552,321	84,020,666
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR12+300], 2/1/24[1]	98,683,046	95,969,262
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%,[LIBOR12+300], 11/8/24[1]	45,869,422	45,518,291
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%,[LIBOR12+250], 7/2/21[1]	10,276,556	10,130,937
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.749%,[LIBOR12+325], 1/30/26[1]	7,495,000	7,412,555
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.249%-5.249%,[LIBOR4+275], 7/31/25[1]	15,347,539	14,196,474
Tranche B12, 6.196%-6.196%,[LIBOR12+368.75], 1/31/26[1]	48,282,804	45,360,005
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%,[LIBOR12+225], 1/3/24[1]	47,784,238	47,525,248

12 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Media (Continued)
SpeedCast International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.553%,[LIBOR4+250], 5/3/25[1]	$26,698,628	$25,853,082
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.457%,[LIBOR4+275], 12/6/23[1]	24,161,825	21,866,452
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.759%,[LIBOR12+225], 8/15/26[1]	33,480,000	32,679,493
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%,[LIBOR12+300], 1/26/24[1]	34,690,025	34,581,618
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 5.249%,[LIBOR12+275], 3/15/24[1]	168,039,060	157,090,475
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.009%,[LIBOR12+250], 1/15/26[1]	63,374,554	62,560,825
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 5.009%,[LIBOR12+250], 1/15/26[1]	73,315,000	72,134,262
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.753%,[LIBOR12+325], 8/18/23[1]	79,915,496	76,561,842
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.25%,[LIBOR6+275], 5/18/25[1]	6,878,642	6,502,449
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 5.009%,[LIBOR12+250], 4/15/25[1]	85,455,000	82,821,277

		2,087,646,906

Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.763%,[LIBOR12+325], 10/25/20[1]	48,519,559	43,158,148

Consumer Staples—2.5%
Beverages—2.5%
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.095%-7.25%,[LIBOR12+275], 4/6/24[1]	42,415,113	41,195,678
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%-5.259%,[LIBOR12+275], 10/4/23[1]	63,694,847	62,810,444
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.186%,[LIBOR12+368.75], 5/17/25[1]	51,498,232	49,695,794
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.749%-4.994%,[LIBOR12+225], 8/3/22[1]	21,403,475	20,739,111
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.556%-5.682%,[LIBOR12+325], 2/5/25[1]	36,777,586	35,888,672
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.263%,[LIBOR12+175], 4/3/25[1]	5,502,248	5,464,420
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.759%,[LIBOR12+225], 5/15/24[1]	33,220,890	32,402,825
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR12+350], 4/19/24[1]	18,622,014	17,869,405
Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.797%,[LIBOR4+325], 7/2/25[1]	47,583,369	45,769,253
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.866%,[LIBOR4+325], 3/28/25[1]	20,500,000	20,218,125

13 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Beverages (Continued)
Tacala Investment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.749%,[LIBOR4+325], 1/31/25[1]	$9,718,919	$9,524,541

		341,578,268

Energy—3.5%
Energy Equipment & Services—3.0%
AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.303%,[LIBOR4+550], 8/1/25[1]	26,834,588	26,130,180
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.016%,[LIBOR12+650], 3/30/23[1]	8,041,514	8,061,618
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.027%,[LIBOR4+350], 10/31/24[1]	23,257,551	23,075,793
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.503%,[LIBOR12+400], 5/21/25[1]	16,495,728	15,681,334
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.252%,[LIBOR12+475], 12/31/22[1]	8,975,000	8,821,662
Delek US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.749%,[LIBOR4+250], 3/31/25[1]	7,089,717	6,882,946
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.249%,[LIBOR12+375], 10/2/23[1]	53,774,516	52,623,472
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.749%,[LIBOR12+525], 4/11/22[1]	56,987,646	52,464,251
GIP III Stetson I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.76%,[LIBOR4+425], 7/18/25[1]	20,090,000	19,562,738
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.508%,[LIBOR4+600], 7/2/23[1]	9,039,390	9,005,493
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 9.77%,[LIBOR4+700], 8/7/20[1,4,5]	6,502,309	6,339,751
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.159%-6.499%,[LIBOR12+400], 2/15/24[1]	39,263,887	37,048,226
McDermott Technology Americas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.499%,[LIBOR12+500], 5/12/25[1]	29,341,036	28,220,355
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.803%,[LIBOR4+600], 2/21/21[1]	64,292,759	51,987,768
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.81%,[LIBOR4+350], 12/16/20[1]	5,439,752	4,637,389
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.21%,[LIBOR4+350], 12/16/20[1]	2,016,821	1,719,340
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.469%-6.503%,[LIBOR12+400], 4/12/24[1]	50,974,000	45,848,310

		398,110,626

Oil, Gas & Consumable Fuels—0.5%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.21%,[LIBOR4+350], 12/16/20[1]	39,216,994	33,432,488

14 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.053%,[LIBOR4+425], 8/4/21[1]	$40,700,087	$36,719,211

		70,151,699

Financials—5.7%
Commercial Banks—5.1%
Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.272%-6.772%,[LIBOR4+375], 11/22/23[1]	65,810,598	64,401,474
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.258%,[LIBOR12+300], 5/9/25[1]	63,082,375	60,857,144
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%-5.266%,[LIBOR12+275], 1/25/24[1]	26,901,130	26,416,910
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.749%,[LIBOR4+425], 10/1/25[1]	75,735,000	74,859,503
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR12+325], 8/21/25[1]	35,473,563	34,897,117
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.999%,[LIBOR12+250], 7/3/24[1]	11,143,521	11,007,012
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.999%,[LIBOR12+250], 8/27/25[1]	42,889,975	41,143,710
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.515%,[LIBOR4+300], 4/25/25[1]	80,649,725	77,927,797
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%,[LIBOR12+350], 12/20/24[1]	24,323,525	24,070,196
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.253%-5.263%,[LIBOR12+275], 6/28/23[1]	14,012,911	13,899,056
Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.499%,[LIBOR12+400], 2/28/25[1]	19,168,606	18,761,273
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.522%,[LIBOR12+300], 1/8/24[1]	56,853,085	54,792,161
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR12+300], 10/24/22[1]	120,649,379	113,461,089
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.803%,[LIBOR4+300], 5/16/24[1]	73,595,287	70,761,869

		687,256,311

Consumer Finance—0.2%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%,[LIBOR12+525], 9/29/20[1]	24,610,444	24,118,235
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.53%,[LIBOR12+900], 9/29/21[1,4]	10,012,263	9,912,140

		34,030,375

Insurance—0.4%
AssuredPartners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR12+325], 10/22/24[1]	49,424,181	47,990,880

15 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care—7.8%
Health Care Equipment & Supplies—7.8%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 8.905%,[LIBOR4+612.5], 1/16/23[1]	$10,152,023	$9,086,061
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.999%,[LIBOR12+250], 2/16/23[1]	11,905,973	11,751,553
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.272%-6.999%,[LIBOR4+425], 10/24/23[1]	24,095,708	23,814,511
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.063%,[LIBOR4+300], 5/4/25[1]	50,666,882	50,328,934
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.999%,[LIBOR12+450], 6/30/25[1]	38,859,725	38,705,840
Bausch Health Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.513%,[LIBOR4+300], 6/2/25[1]	14,031,339	13,902,180
Carestream Dental Equipment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.053%,[LIBOR4+325], 9/1/24[1]	7,124,813	6,875,444
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.499%,[LIBOR4+400], 6/7/19[1]	1,489,458	1,457,807
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%,[LIBOR12+275], 3/1/24[1]	105,206,063	103,115,092
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche H, 5.563%,[LIBOR4+300], 1/27/21[1]	47,184,352	46,506,077
Concentra, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.27%,[LIBOR12+275], 6/1/22[1]	11,160,000	11,090,306
CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%,[LIBOR4+300], 2/6/25[1]	31,204,200	30,219,395
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.813%,[LIBOR12+425], 4/29/24[1]	46,520,542	46,200,713
Enterprise Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.249%,[LIBOR4+375], 10/10/25[1]	107,065,000	101,149,659
Equian Buyer Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.752%,[LIBOR12+325], 5/20/24[1]	13,560,923	13,289,705
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.313%,[LIBOR4+375], 7/2/25[1]	47,670,577	47,432,224
GoodRX, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.514%,[LIBOR4+300], 10/10/25[1]	27,055,311	26,683,300
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.249%,[LIBOR12+375], 4/30/25[1]	12,605,023	12,258,385
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan Delayed Draw, 3.75%, 4/30/25[2]	1,157,176	1,125,354
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.999%,[LIBOR4+250], 8/18/22[1]	15,567,718	15,286,565
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.053%,[LIBOR4+325], 2/2/24[1]	8,362,712	8,324,369
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 10.386%,[LIBOR4+525], 11/30/21[1,6]	35,579,145	9,339,526
LifeScan Global Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.797%,[LIBOR4+600], 10/1/24[1]	36,175,000	34,818,618
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.553%-5.553%,[LIBOR4+275], 9/24/24[1]	16,117,100	15,066,588

16 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Tranche B, 5.618%-5.618%,[LIBOR4+300], 2/24/25[1]	$37,890,807	$35,735,768
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.553%,[LIBOR4+300], 6/7/23[1]	58,662,577	56,920,885
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.527%,[LIBOR4+575], 7/31/19[1,6]	13,307,475	1,330,747
One Call Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.76%,[LIBOR12+525], 11/27/22[1]	23,751,197	21,101,514
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.76%,[LIBOR4+325], 6/30/25[1]	56,331,848	54,624,430
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%,[LIBOR4+300], 9/27/24[1]	16,257,758	15,446,903
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.01%-6.75%,[LIBOR12+250], 3/6/25[1]	31,215,288	30,942,155
Sotera Health Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%,[LIBOR12+300], 5/15/22[1]	2,241,482	2,190,646
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%,[LIBOR4+325], 9/2/24[1]	45,012,075	43,943,038
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.272%,[LIBOR12+275], 2/6/24[1]	54,853,349	49,505,147
US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR12+300], 6/23/24[1]	1,776,960	1,759,554
VVC Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.759%,[LIBOR12+425], 7/9/25[1]	36,867,600	36,936,727
Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR4+300], 12/2/24[1]	21,087,000	20,399,458

		1,048,665,178

Industrials—16.0%
Aerospace & Defense—0.3%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.303%,[LIBOR4+350], 4/9/20[1]	13,401,749	12,078,326
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.553%,[LIBOR4+375], 7/11/25[1]	36,129,450	35,497,185

		47,575,511

Commercial Services & Supplies—8.6%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.457%,[LIBOR4+375], 2/27/25[1]	9,488,606	9,429,302
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.75%, 2/27/25[2]	1,194,911	1,187,442
AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.749%,[LIBOR12+325], 12/13/23[1]	44,878,370	42,690,550
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.249%,[LIBOR4+375], 7/28/22[1]	92,408,809	88,504,537
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5.499%-5.499%,[LIBOR12+300], 8/4/22[1]	59,176,816	58,363,135
Tranche B6, 5.499%-5.499%,[LIBOR12+300], 11/3/23[1]	70,900,467	69,919,204
Tranche B7, 5.499%-5.499%,[LIBOR12+300], 11/3/24[1]	10,810,675	10,663,488
Asurion LLC, Sr. Sec. Credit Facilities 2st Lien Term Loan, 8.999%,[LIBOR12+650], 8/4/25[1]	27,940,000	28,201,938

17 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.249%,[LIBOR12+375], 2/28/25[1]	$39,330,107	$39,280,944
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.839%,[LIBOR4+250], 11/7/24[1]	6,951,209	6,873,008
Blackhawk Network Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR4+300], 6/15/25[1]	40,486,550	39,869,130
Boing US Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.839%,[LIBOR4+325], 10/3/24[1]	33,519,338	33,281,853
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.742%-7.206%,[LIBOR4+450], 12/8/23[1]	30,955,917	26,622,088
Ceridian HCM Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR12+325], 4/30/25[1]	25,685,625	25,450,216
CEVA Logistics Finance BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.553%,[LIBOR4+375], 8/4/25[1]	21,553,450	21,364,857
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.303%,[LIBOR4+350], 12/20/19[1,3]	50,008,086	13,908,499
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.303%,[LIBOR4+750], 12/21/20[1,3]	9,500,000	118,750
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.749%,[LIBOR4+525], 6/30/22[1]	15,555,577	15,516,688
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.286%,[LIBOR12+475], 1/5/24[1]	14,059,375	13,936,355
Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.236%,[LIBOR4+350], 5/24/24[1]	56,893,078	56,039,681
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.956%,[LIBOR4+425], 11/29/25[1]	40,015,899	39,540,910
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR12+350], 5/23/25[1]	60,457,892	59,823,084
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.022%,[LIBOR6+350], 5/1/24[1]	50,028,150	48,746,179
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.297%,[LIBOR4+550], 4/1/21[1]	18,085,000	16,306,702
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.553%,[LIBOR4+375], 2/21/25[1]	47,617,220	46,714,635
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%,[LIBOR12+350], 4/26/24[1]	15,120,183	15,076,108
Learning Care Group US No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.752%-5.772%,[LIBOR4+325], 3/13/25[1]	5,364,463	5,282,306
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.553%,[LIBOR4+575], 3/20/20[1]	22,271,073	22,187,556
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.053%,[LIBOR4+825], 4/17/20[1]	9,700,330	9,385,070
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 8.303%,[LIBOR4+550], 9/30/22[1]	34,589,138	30,452,796
Savage Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.02%,[LIBOR12+450], 8/1/25[1]	55,309,091	55,343,936
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.999%,[LIBOR12+450], 11/1/24[1]	43,761,206	42,667,175

18 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.343%,[LIBOR4+400], 9/12/24[1]	$86,525,950	$85,292,955
TKC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.28%,[LIBOR12+375], 2/1/23[1]	33,435,455	32,502,104
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.116%,[LIBOR4+275], 3/17/25[1]	12,632,218	12,603,796
Trident LS Merger Sub Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR4+325], 5/1/25[1]	14,088,400	13,947,516
Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.303%,[LIBOR4+350], 5/21/22[1]	16,566,280	16,462,741

		1,153,557,234

Industrial Conglomerates—3.2%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.249%,[LIBOR12+375], 2/1/22[1]	34,569,254	33,359,330
Energy Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.053%,[LIBOR4+425], 6/22/25[1]	19,006,925	18,531,752
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%,[LIBOR4+300], 4/1/24[1]	27,509,312	26,998,189
GrafTech Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%,[LIBOR12+350], 2/12/25[1]	25,881,375	25,460,803
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.749%,[LIBOR12+225], 5/17/24[1]	26,286,759	25,144,994
Robertshaw US Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%,[LIBOR12+350], 2/28/25[1]	15,274,575	14,186,262
Space Exploration Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.753%,[LIBOR12+425], 11/16/25[1]	45,995,000	45,880,012
Titan Acquisition Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR12+300], 3/28/25[1]	35,903,688	33,924,138
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.845%-4.845%,[LIBOR12+250], 5/30/25[1]	40,636,843	39,711,136
Tranche F, 4.845%-4.845%,[LIBOR12+250], 6/9/23[1]	34,310,858	33,646,085
Tranche G, 4.845%-4.999%,[LIBOR12+250], 8/22/24[1]	21,061,260	20,597,280
Vectra Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.749%,[LIBOR12+325], 3/8/25[1]	27,141,543	25,693,948
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.313%,[LIBOR12+400], 11/30/23[1]	61,296,918	57,274,308
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.303%,[LIBOR4+350], 6/19/21[1]	12,019,358	11,558,656
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.51%,[LIBOR4+375], 4/30/25[1]	25,915,050	25,552,239

		437,519,132

19 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Professional Services—0.3%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.595%-6.053%,[LIBOR4+375], 3/3/25[1]	$40,129,579	$38,491,088

		38,491,088

Road & Rail—1.8%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.252%,[LIBOR12+175], 6/27/25[1]	18,080,000	17,366,473
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.999%,[LIBOR12+450], 5/18/23[1]	27,192,288	26,580,462
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.522%,[LIBOR12+500], 2/27/24[1]	12,771,121	12,663,397
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.499%-5.499%,[LIBOR12+300], 7/29/22[1]	15,403,454	15,177,254
Tranche B2, 5.499%-5.499%,[LIBOR12+300], 7/29/22[1]	1,696,999	1,672,078
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.957%,[LIBOR4+825], 2/23/22[1,4]	167,344,000	174,205,104

		247,664,768

Transportation Infrastructure—1.8%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.76%,[LIBOR12+225], 4/6/24[1]	15,310,453	14,822,432
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.957%,[LIBOR4+425], 5/19/23[1]	12,310,324	12,033,341
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.769%,[LIBOR4+325], 3/20/25[1]	28,468,097	27,701,399
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 2.00%, 3/20/25[2]	3,814,587	3,712,070
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.89%-6.02%,[LIBOR12+350], 11/6/24[1]	43,510,351	42,939,495
Octavius Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.016%,[LIBOR4+350], 11/8/23[1]	4,965,000	4,871,906
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.499%,[LIBOR12+400], 5/22/24[1]	30,923,751	30,575,859
Tenneco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%,[LIBOR4+275], 10/1/25[1]	51,925,000	50,908,049
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.999%,[LIBOR12+275], 6/30/22[1]	51,519,984	50,006,585

		237,571,136

Information Technology—10.5%
Internet Software & Services—9.9%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.303%,[LIBOR4+350], 6/13/24[1]	82,999,698	79,835,750
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.759%,[LIBOR12+425], 12/15/24[1]	175,378,684	172,935,659
Banff Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.053%,[LIBOR4+425], 10/2/25[1]	69,700,000	68,194,132

20 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Internet Software & Services (Continued)
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 7.78%,[LIBOR4+500], 6/30/21[1]	$30,734,024	$28,928,400
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.52%,[LIBOR4+300], 5/1/24[1]	30,513,142	29,140,050
EagleView Technology Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.955%-6.008%,[LIBOR12+350], 8/14/25[1]	11,533,767	11,144,502
Ensono LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.749%,[LIBOR4+525], 6/27/25[1]	15,499,456	15,412,272
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR12+325], 6/1/22[1]	18,547,817	18,190,771
Greeneden US Holdings II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.749%,[LIBOR4+350], 12/1/23[1]	25,541,772	25,014,973
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%,[LIBOR4+275], 2/1/22[1]	62,444,945	62,179,554
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR4+325], 8/5/22[1]	7,700,408	7,693,978
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.27%,[LIBOR12+575], 4/6/22[1]	22,184,873	21,852,100
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.76%,[LIBOR12+425], 1/20/24[1]	16,999,839	16,543,053
Lighthouse Network LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.244%,[LIBOR4+450], 11/29/24[1]	15,112,350	14,923,446
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.022%-5.022%,[LIBOR12+275], 6/21/24[1]	11,570,752	11,218,770
Tranche B2, 4.772%-4.772%,[LIBOR4+250], 11/19/21[1]	8,949,600	8,820,994
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.272%,[LIBOR12+375], 9/30/24[1]	52,446,816	52,245,944
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR12+325], 11/29/24[1]	33,165,705	31,885,675
Parker Private Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.269%,[LIBOR4+375], 10/10/25[1]	1,689,000	1,638,330
Plantronics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.999%,[LIBOR12+250], 7/2/25[1]	55,398,416	54,059,436
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.843%,[LIBOR6+650], 12/8/21[1]	10,352,004	6,987,603
Project Deep Blue Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.753%,[LIBOR4+325], 2/12/25[1]	2,198,875	2,170,026
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.994%,[LIBOR4+425], 5/16/25[1]	40,084,537	39,616,951
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR12+325], 4/24/22[1]	67,391,527	62,014,357
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.022%,[LIBOR12+275], 6/21/24[1]	78,141,704	75,764,633
Shutterfly, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.28%,[LIBOR12+275], 8/17/24[1]	15,292,117	14,973,506
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%,[LIBOR12+300], 2/5/24[1]	13,011,705	12,714,843
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.272%,[LIBOR12+275], 3/3/23[1]	35,646,981	34,997,671

21 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.053%,[LIBOR4+325], 9/30/22[1]	$15,196,964	$14,907,234
SS&C Technologies Holdings Europe Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.772%,[LIBOR4+250], 4/16/25[1]	28,822,111	28,283,714
SS&C Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.772%,[LIBOR4+250], 4/16/25[1]	74,934,536	73,534,759
Sungard Availability Services Capital, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.513%-11.25%,[LIBOR12+700], 9/30/21[1]	8,257,416	6,605,933
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%-5.522%,[LIBOR12+300], 5/1/24[1]	80,362,580	79,071,154
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.02%,[LIBOR4+250], 9/28/24[1]	25,541,392	24,902,857
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.999%-7.303%,[LIBOR12+450], 1/27/23[1]	87,329,260	76,568,986
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.999%,[LIBOR12+250], 12/1/23[1]	44,440,953	42,774,418

		1,327,746,434

IT Services—0.6%
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.999%,[LIBOR12+350], 1/3/25[1]	82,560,580	80,826,807

Materials—8.1%
Chemicals—2.3%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.386%-5.803%,[LIBOR4+300], 1/31/24[1]	36,742,641	35,724,502
Consolidated Energy Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.014%,[LIBOR12+250], 5/7/25[1]	22,496,950	21,709,557
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR4+350], 3/16/25[1]	23,081,882	22,735,654
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR12+350], 7/30/21[1]	26,735,558	26,579,690
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.749%,[LIBOR4+325], 11/7/24[1]	6,960,354	6,766,056
Messer Industries USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.834%, 9/28/25[2]	3,000,000	2,941,245
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.999%,[LIBOR4+350], 2/14/24[1]	21,003,230	20,565,732
OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.803%,[LIBOR4+425], 3/13/25[1]	7,494,379	7,419,436
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.186%,[LIBOR4+475], 10/15/25[1]	13,260,000	13,160,550
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.244%,[LIBOR12+350], 6/13/23[1]	19,264,453	17,867,780
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.753%,[LIBOR12+325], 10/1/25[1]	46,785,000	45,893,278

22 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Chemicals (Continued)
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%,[LIBOR4+300], 9/23/24[1]	$24,422,204	$24,147,576
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.499%,[LIBOR4+300], 9/23/24[1]	56,355,583	55,721,865
Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.749%,[LIBOR12+250], 7/1/24[1]	7,383,614	7,247,165

		308,480,086

Construction Materials—1.3%
Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.499%,[LIBOR12+225], 8/18/23[1]	4,962,083	4,838,055
Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.175%,[LIBOR4+375], 4/12/25[1]	48,456,500	46,306,243
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%,[LIBOR12+275], 11/15/23[1]	92,044,501	89,434,119
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.758%,[LIBOR12+225], 2/8/25[1]	6,982,692	6,823,417
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.499%,[LIBOR12+325], 2/28/24[1]	20,561,356	19,738,901

		167,140,735

Containers & Packaging—1.8%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.999%,[LIBOR12+450], 7/31/25[1]	10,114,175	10,050,961
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.033%,[LIBOR12+325], 4/3/24[1]	79,676,190	77,037,315
Flex Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.77%,[LIBOR4+325], 6/29/25[1]	53,893,901	52,560,027
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.03%,[LIBOR12+250], 10/14/24[1]	28,351,865	27,790,782
Pro Mach Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.514%,[LIBOR4+300], 3/7/25[1]	39,476,388	38,341,442
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.249%,[LIBOR12+300], 2/5/23[1]	37,223,632	36,766,712

		242,547,239

Metals & Mining—2.6%
Covia Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.553%,[LIBOR4+375], 6/1/25[1]	40,546,250	32,380,033
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.749%-9.749%,[LIBOR12+725], 10/17/22[1]	276,794,523	235,621,338
Tranche B3, 10.249%-10.249%,[LIBOR12+775], 10/17/22[1]	76,920,809	65,574,989
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%,[LIBOR12+275], 3/31/25[1]	17,224,008	16,922,588

		350,498,948

23 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Paper & Forest Products—0.1%
Thor Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.088%,[LIBOR4+375], 11/1/25[1]	$19,725,000	$18,936,000

Telecommunication Services—5.4%
Diversified Telecommunication Services—5.4%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.249%,[LIBOR4+275], 1/31/25[1]	190,069,402	182,095,991
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.772%,[LIBOR12+325], 10/2/24[1]	32,027,200	31,697,000
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%,[LIBOR12+300], 10/5/23[1]	58,706,959	56,725,599
Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.96%,[LIBOR4+325], 5/27/24[1]	50,490,235	46,556,036
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%,[LIBOR12+375], 6/15/24[1]	43,535,931	41,753,788
Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.092%,[LIBOR4+750], 5/4/23[1]	61,373,813	58,535,274
Global Tel*Link Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.956%,[LIBOR4+825], 11/29/26[1]	18,000,000	17,624,970
GTT Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%,[LIBOR12+275], 5/31/25[1]	22,548,009	21,234,700
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%,[LIBOR4+450], 8/6/21[1]	29,937,875	24,848,436
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.25%,[LIBOR4+950], 2/4/22[1]	27,925,000	17,313,500
NeuStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.999%,[LIBOR12+350], 8/8/24[1]	31,712,925	30,900,281
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%,[LIBOR12+250], 2/2/24[1]	134,889,324	132,022,926
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 6.51%,[LIBOR12+400], 3/29/21[1]	66,130,082	61,673,245

		722,981,746

Utilities—2.3%
Electric Utilities—2.3%
Brookfield WEC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.249%,[LIBOR4+375], 8/1/25[1]	22,640,000	22,565,288
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.999%,[LIBOR12+250], 1/15/25[1]	13,458,045	13,205,707
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 5.31%-5.31%,[LIBOR4+250], 1/15/24[1]	11,300,462	11,120,050
Tranche B7, 5.31%-5.31%,[LIBOR4+250], 5/31/23[1]	1,288,952	1,268,902
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR4+325], 6/28/23[1]	32,185,938	31,730,024
Exgen Renewables IV LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.71%,[LIBOR4+300], 11/28/24[1]	4,594,576	4,176,470
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.763%,[LIBOR12+425], 5/2/25[1]	43,809,376	42,677,561

24 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Electric Utilities (Continued)
Kestrel Acquisition LLC., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%,[LIBOR12+425], 6/2/25[1]	$22,487,000	$22,360,511
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.249%-6.249%,[LIBOR12+375], 1/30/24[1]	42,702,395	41,178,133
Tranche C, 6.249%-6.249%,[LIBOR12+375], 1/30/24[1]	2,347,323	2,263,535
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.803%,[LIBOR4+700], 10/18/22[1]	9,178,725	8,857,469
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.803%,[LIBOR4+400], 11/9/20[1]	53,006,477	45,801,042
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.499%-6.499%,[LIBOR12+400], 7/15/23[1]	49,311,266	48,844,535
Tranche B2, 6.522%-6.522%,[LIBOR12+400], 4/15/24[1]	12,745,073	12,624,441

		308,673,668

Total Corporate Loans (Cost $12,825,654,064)		12,158,235,095

Corporate Bonds and Notes—1.5%
Erickson Air-Crane, Inc., 6.00% Sub. Nts., 11/2/20[3,4]	1,803,397	—
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[7]	45,920,000	44,427,600
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[7]	123,685,000	110,079,650
United States Steel Corp., 6.25% Sr. Unsec. Nts., 3/15/26	31,465,000	28,633,150
Windstream Services LLC/Windstream Finance Corp., 8.625% Sr. Sec. Nts., 10/31/25	21,000,000	19,897,500

Total Corporate Bonds and Notes (Cost $210,191,737)		203,037,900

	Shares
Common Stocks—3.7%
Arch Coal, Inc., Cl. A5	3,307,760	291,512,889
Ascent Resources - Marcellus LLC, Cl. A8	5,777,075	16,559,985
Avaya Holdings Corp.[8]	3,386,609	57,267,558
Caesars Entertainment Corp.[8]	9,282,408	84,841,209
Everyware Global, Inc.[5,8]	1,397,654	3,144,721
Gymboree Corp. (The)[5,8]	635,688	1,907,064
Gymboree Holding Corp.[5,8]	1,798,615	5,395,845
Harvey Gulf International Marine LLC[8]	116,269	4,534,491
J.G. Wentworth Co., Cl. A5,8	2,991,606	29,168,159
Larchmont Resources LLC[4,5,8]	8,017	2,004,323
Mach Gen LLC[4,8]	313,469	862,040
Media General, Inc.[4,5,8,9]	6,554,344	353,935
Millennium Corporate Claim Litigation Trust[4,5,8]	70,485	—
Millennium Lender Claim Litigation Trust[4,5,8]	140,969	—
New Millennium Holdco, Inc.[5,8]	1,431,369	130,970
Quicksilver Resources, Inc.[4,5,8]	145,955,000	—
Sabine Oil[4,8]	17,931	519,999
Templar Energy, Cl. A4,5,8	1,799,429	1,013,078

Total Common Stocks (Cost $618,988,788)		499,216,266

	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts., Strike Price $1, Exp. 12/31/49[4,8]	1,495,722	44,872

25 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Units	Value
Rights, Warrants and Certificates (Continued)
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[4,8]	55,832	$348,950
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[4,8]	11,734	61,603

Total Rights, Warrants and Certificates (Cost $6,003,503)		455,425

	Shares
Investment Company—2.8%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.35%[5,10] (Cost $383,442,099)	383,442,099	$383,442,099
Total Investments, at Value (Cost $14,044,280,191)	98.3%	13,244,386,785
Net Other Assets (Liabilities)	1.7	228,704,712

Net Assets	100.0%	$13,473,091,497

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

2. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares / Principal July 31, 2018	Gross Additions	Gross Reductions	Shares / Principal January 31, 2019
Corporate Loan
Energy Equipment & Services
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.77% [LIBOR4+900], 8/7/20	7,049,908	208,564	756,163	6,502,309
Common Stock
Arch Coal, Inc., Cl. A	2,961,034	418,815	72,089	3,307,760
Everyware Global, Inc.	1,397,654	—	—	1,397,654
Gymboree Corp. (The)	635,688	—	—	635,688
Gymboree Holding Corp.	1,798,615	—	—	1,798,615
J.G. Wentworth Co., Cl. A	2,944,486	47,120	—	2,991,606
Larchmont Resources LLC	8,017	—	—	8,017
Media General, Inc.	6,554,344	—	—	6,554,344
Millennium Corporate Claim Litigation Trust	70,485	—	—	70,485
Millennium Lender Claim Litigation Trust	140,969	—	—	140,969
New Millennium Holdco, Inc.	1,431,369	—	—	1,431,369
Quicksilver Resources, Inc.	145,955,000	—	—	145,955,000
Templar Energy, Cl. A	1,799,429	—	—	1,799,429

26 OPPENHEIMER SENIOR FLOATING RATE FUND

Footnotes to Statement of Investments (Continued)

	Shares / Principal July 31, 2018	Gross Additions		Gross Reductions	Shares / Principal January 31, 2019
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	875,570,340	2,022,160,692		2,514,288,933	383,442,099

	Value	Income		Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Corporate Loan
Energy Equipment & Services
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.77% [LIBOR4+900], 8/7/20	$6,339,751	$380,304	[a]	$12,864	$(131,668)
Common Stock
Arch Coal, Inc., Cl. A	291,512,889	2,400,197		2,908,453	8,075,803
Everyware Global, Inc.	3,144,721	—		—	(9,783,578)
Gymboree Corp. (The)	1,907,064	14,987		—	(6,197,958)
Gymboree Holding Corp.	5,395,845	42,403		—	(17,536,496)
J.G. Wentworth Co., Cl. A	29,168,159	—		—	3,003,828
Larchmont Resources LLC	2,004,323	—		—	(200,432)
Media General, Inc.	353,935	—		—	(39,326)
Millennium Corporate Claim Litigation Trust	—	—		—	(705)
Millennium Lender Claim Litigation Trust	—	—		—	(1,410)
New Millennium Holdco, Inc.	130,970	—		—	116,656
Quicksilver Resources, Inc.	—	—		—	(1,936,065)
Templar Energy, Cl. A	1,013,078	—		—	(876,322)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	383,442,099	5,822,392		—	—

Total	$724,412,834	$8,660,283		$2,921,317	$(25,507,673)

a. All or a portion of the transactions were the result of non-cash interest or dividends.

6. Interest or dividend is paid-in-kind, when applicable.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $154,507,250 or 1.15% of the Fund’s net assets at period end.

8. Non-income producing security.

9. Security received as the result of issuer reorganization.

10. Rate shown is the 7-day yield at period end.

Glossary:
Definitions
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly

27 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Definitions (Continued)

LIBOR12	London Interbank Offered Rate-Monthly
PRIME4	United States Prime Rate-Quarterly

See accompanying Notes to Financial Statements.

28 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2019 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $13,226,760,943)	$12,519,973,951
Affiliated companies (cost $817,519,248)	724,412,834

13,244,386,785

Cash	79,146,043

Receivables and other assets:
Investments sold	277,801,126
Interest and dividends	42,310,303
Shares of beneficial interest sold	18,378,985
Other	2,261,931

Total assets	13,664,285,173

Liabilities
Payables and other liabilities:
Investments purchased	112,268,343
Shares of beneficial interest redeemed	58,462,709
Dividends	6,630,746
Distribution and service plan fees	1,230,604
Trustees’ compensation	448,559
Shareholder communications	9,056
Other	12,143,659

Total liabilities	191,193,676

Net Assets	$13,473,091,497

Composition of Net Assets
Par value of shares of beneficial interest	$1,720,762

Additional paid-in capital	14,905,594,493

Total accumulated loss	(1,434,223,758)

Net Assets	$13,473,091,497

29 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $3,418,709,317 and 436,177,711 shares of beneficial interest outstanding)	$7.84

Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$8.12

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,243,285,894 and 285,889,741 shares of beneficial interest outstanding)	$7.85

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $1,114,259,714 and 142,482,664 shares of beneficial interest outstanding)	$7.82

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $95,753,791 and 12,221,215 shares of beneficial interest outstanding)	$7.84

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $6,601,082,781 and 843,990,277 shares of beneficial interest outstanding)	$7.82

See accompanying Notes to Financial Statements.

30 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF

OPERATIONS For the Six Months Ended January 31, 2019 Unaudited

Investment Income
Interest:
Unaffiliated companies	$447,573,227
Affiliated companies	380,304

Dividends:
Unaffiliated companies	659,851
Affiliated companies	8,279,979

Other income	1,490,150

Total investment income	458,383,511

Expenses
Management fees	44,258,362

Distribution and service plan fees:
Class A	4,659,720
Class C	12,109,963
Class R	233,846

Transfer and shareholder servicing agent fees:
Class A	2,627,613
Class C	1,696,203
Class I	198,563
Class R	65,817
Class Y	5,264,385

Shareholder communications:
Class A	24,451
Class C	12,530
Class I	3,635
Class R	462
Class Y	34,721

Borrowing fees	7,380,384

Custodian fees and expenses	1,587,265

Interest expense on borrowings	251,754

Trustees’ compensation	180,216

Other	687,212

Total expenses	81,277,102
Less waivers and reimbursements of expenses	(287,882)

Net expenses	80,989,220

Net Investment Income	377,394,291

31 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF

OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investment transactions in:
Unaffiliated companies	$65,047,853
Affiliated companies	2,921,317

Net realized gain	67,969,170
Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies	(609,647,765)
Affiliated companies	(25,507,673)

Net change in unrealized appreciation/(depreciation)	(635,155,438)

Net Decrease in Net Assets Resulting from Operations	$(189,791,977)

See accompanying Notes to Financial Statements.

32 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018[1]

Operations
Net investment income	$377,394,291	$666,877,947

Net realized gain (loss)	67,969,170	(76,789,287)

Net change in unrealized appreciation/(depreciation)	(635,155,438)	(13,498,727)

Net increase (decrease) in net assets resulting from operations	(189,791,977)	576,589,933

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(93,269,112)	(162,453,297)
Class B2	—	(240,866)
Class C	(51,166,497)	(88,603,441)
Class I	(35,147,969)	(53,268,033)
Class R	(2,228,148)	(2,901,255)
Class Y	(196,038,195)	(300,110,636)

Total dividends and distributions declared	(377,849,921)	(607,577,528)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(342,046,636)	(123,393,923)
Class B2	—	(14,385,390)
Class C	(164,963,237)	(306,825,616)
Class I	(209,982,392)	275,932,060
Class R	11,065,405	22,745,659
Class Y	(606,096,692)	793,404,794

Total beneficial interest transactions	(1,312,023,552)	647,477,584

Net Assets
Total increase (decrease)	(1,879,665,450)	616,489,989

Beginning of period	15,352,756,947	14,736,266,958

End of period	$13,473,091,497	$15,352,756,947

1. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2– New Accounting Pronouncements for further details.

2. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

33 OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$8.13	$8.15	$7.85	$8.08	$8.40	$8.39
Income (loss) from investment operations:
Net investment income[1]	0.20	0.37	0.37	0.37	0.36	0.37
Net realized and unrealized gain (loss)	(0.29)	(0.05)	0.27	(0.21)	(0.32)	0.01
Total from investment operations	(0.09)	0.32	0.64	0.16	0.04	0.38
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.20)	(0.34)	(0.34)	(0.39)	(0.36)	(0.37)
Net asset value, end of period	$7.84	$8.13	$8.15	$7.85	$8.08	$8.40

Total Return, at Net Asset Value[2]	(1.11)%	3.96%	8.30%	2.12%	0.51%	4.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,418,709	$3,899,006	$4,030,774	$3,883,693	$5,065,599	$6,881,421
Average net assets (in thousands)	$3,719,938	$3,932,849	$4,213,255	$4,268,537	$5,637,843	$6,947,675
Ratios to average net assets:[3]
Net investment income	4.97%	4.53%	4.63%	4.83%	4.41%	4.39%
Expenses excluding specific expenses listed below	1.01%	0.99%	0.97%	0.97%	0.97%	0.97%
Interest and fees from borrowings	0.10%	0.13%	0.15%	0.14%	0.11%	0.09%
Total expenses[4]	1.11%	1.12%	1.12%	1.11%	1.08%	1.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.11%[5]	1.11%	1.11%	1.11%[5]	1.08%[5]	1.06%[5]
Portfolio turnover rate	15%	66%	77%	28%	39%	57%

34 OPPENHEIMER SENIOR FLOATING RATE FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2019	1.11%
Year Ended July 31, 2018	1.13%
Year Ended July 31, 2017	1.13%
Year Ended July 31, 2016	1.11%
Year Ended July 31, 2015	1.08%
Year Ended July 31, 2014	1.06%

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

35 OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$8.14	$8.16	$7.86	$8.09	$8.40	$8.40
Income (loss) from investment operations:
Net investment income[1]	0.17	0.31	0.32	0.32	0.30	0.31
Net realized and unrealized gain (loss)	(0.29)	(0.06)	0.26	(0.22)	(0.31)	0.00[2]
Total from investment operations	(0.12)	0.25	0.58	0.10	(0.01)	0.31
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.17)	(0.27)	(0.28)	(0.33)	(0.30)	(0.31)
Net asset value, end of period	$7.85	$8.14	$8.16	$7.86	$8.09	$8.40

Total Return, at Net Asset Value[3]	(1.48)%	3.18%	7.48%	1.37%	(0.12)%	3.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,243,286	$2,497,209	$2,809,704	$2,833,205	$3,537,526	$4,303,006
Average net assets (in thousands)	$2,401,707	$2,618,471	$2,877,196	$3,063,608	$3,843,616	$3,949,603
Ratios to average net assets:[4]
Net investment income	4.21%	3.78%	3.89%	4.09%	3.65%	3.68%
Expenses excluding specific expenses listed below	1.76%	1.74%	1.72%	1.72%	1.73%	1.67%
Interest and fees from borrowings	0.10%	0.13%	0.15%	0.14%	0.11%	0.09%
Total expenses[5]	1.86%	1.87%	1.87%	1.86%	1.84%	1.76%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.86%[6]	1.86%	1.86%	1.86%[6]	1.84%[6]	1.76%[6]
Portfolio turnover rate	15%	66%	77%	28%	39%	57%

36 OPPENHEIMER SENIOR FLOATING RATE FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2019	1.86%
Year Ended July 31, 2018	1.88%
Year Ended July 31, 2017	1.88%
Year Ended July 31, 2016	1.86%
Year Ended July 31, 2015	1.84%
Year Ended July 31, 2014	1.76%

6. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

37 OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$8.11	$8.13	$7.83	$8.06	$8.37	$8.38
Income (loss) from investment operations:
Net investment income[1]	0.21	0.40	0.40	0.40	0.39	0.39
Net realized and unrealized gain (loss)	(0.28)	(0.06)	0.27	(0.22)	(0.31)	0.00[2]
Total from investment operations	(0.07)	0.34	0.67	0.18	0.08	0.39
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.22)	(0.36)	(0.37)	(0.41)	(0.39)	(0.40)
Net asset value, end of period	$7.82	$8.11	$8.13	$7.83	$8.06	$8.37

Total Return, at Net Asset Value[3]	(0.93)%	4.31%	8.65%	2.44%	0.94%	4.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,114,259	$1,373,036	$1,100,191	$915,631	$1,165,355	$1,302,876
Average net assets (in thousands)	$1,310,690	$1,190,927	$1,129,050	$1,014,977	$1,184,063	$620,338
Ratios to average net assets:[4]
Net investment income	5.33%	4.88%	4.91%	5.15%	4.72%	4.62%
Expenses excluding specific expenses listed below	0.65%	0.65%	0.65%	0.66%	0.65%	0.65%
Interest and fees from borrowings	0.10%	0.13%	0.15%	0.14%	0.11%	0.09%
Total expenses[5]	0.75%	0.78%	0.80%	0.80%	0.76%	0.74%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.75%[6]	0.77%	0.79%	0.80%[6]	0.76%[6]	0.74%[6]
Portfolio turnover rate	15%	66%	77%	28%	39%	57%

38 OPPENHEIMER SENIOR FLOATING RATE FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2019	0.75%
Year Ended July 31, 2018	0.79%
Year Ended July 31, 2017	0.81%
Year Ended July 31, 2016	0.80%
Year Ended July 31, 2015	0.76%
Year Ended July 31, 2014	0.74%

6. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

39 OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$8.13	$8.14	$7.85	$8.08	$8.39	$8.39
Income (loss) from investment operations:
Net investment income[1]	0.19	0.35	0.35	0.36	0.34	0.34
Net realized and unrealized gain (loss)	(0.29)	(0.04)	0.26	(0.22)	(0.31)	0.01
Total from investment operations	(0.10)	0.31	0.61	0.14	0.03	0.35
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.19)	(0.32)	(0.32)	(0.37)	(0.34)	(0.35)
Net asset value, end of period	$7.84	$8.13	$8.14	$7.85	$8.08	$8.39

Total Return, at Net Asset Value[2]	(1.36)%	3.82%	7.90%	1.87%	0.37%	4.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$95,754	$88,230	$65,597	$42,546	$33,417	$22,949
Average net assets (in thousands)	$93,323	$74,894	$52,459	$36,727	$27,664	$15,672
Ratios to average net assets:[3]
Net investment income	4.72%	4.29%	4.34%	4.63%	4.14%	4.09%
Expenses excluding specific expenses listed below	1.26%	1.24%	1.22%	1.23%	1.23%	1.23%
Interest and fees from borrowings	0.10%	0.13%	0.15%	0.14%	0.11%	0.09%
Total expenses[4]	1.36%	1.37%	1.37%	1.37%	1.34%	1.32%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%[5]	1.36%	1.36%	1.37%[5]	1.34%[5]	1.32%[5]
Portfolio turnover rate	15%	66%	77%	28%	39%	57%

40 OPPENHEIMER SENIOR FLOATING RATE FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2019	1.36%
Year Ended July 31, 2018	1.38%
Year Ended July 31, 2017	1.38%
Year Ended July 31, 2016	1.37%
Year Ended July 31, 2015	1.34%
Year Ended July 31, 2014	1.32%

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

41 OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$8.11	$8.13	$7.83	$8.07	$8.38	$8.37
Income (loss) from investment operations:
Net investment income[1]	0.21	0.39	0.39	0.39	0.38	0.39
Net realized and unrealized gain (loss)	(0.29)	(0.05)	0.27	(0.23)	(0.31)	0.01
Total from investment operations	(0.08)	0.34	0.66	0.16	0.07	0.40
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.21)	(0.36)	(0.36)	(0.40)	(0.38)	(0.39)
Net asset value, end of period	$7.82	$8.11	$8.13	$7.83	$8.07	$8.38

Total Return, at Net Asset Value[2]	(0.99)%	4.21%	8.58%	2.24%	0.87%	4.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,601,083	$7,495,276	$6,715,590	$4,102,232	$6,035,847	$8,122,500
Average net assets (in thousands)	$7,451,153	$6,857,395	$5,364,472	$4,648,275	$6,814,415	$7,250,969
Ratios to average net assets:[3]
Net investment income	5.21%	4.78%	4.82%	5.06%	4.66%	4.63%
Expenses excluding specific expenses listed below	0.76%	0.74%	0.72%	0.73%	0.72%	0.72%
Interest and fees from borrowings	0.10%	0.13%	0.15%	0.14%	0.11%	0.09%
Total expenses[4]	0.86%	0.87%	0.87%	0.87%	0.83%	0.81%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.86%[5]	0.86%	0.86%	0.87%[5]	0.83%[5]	0.81%[5]
Portfolio turnover rate	15%	66%	77%	28%	39%	57%

42 OPPENHEIMER SENIOR FLOATING RATE FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2019	0.86%
Year Ended July 31, 2018	0.88%
Year Ended July 31, 2017	0.88%
Year Ended July 31, 2016	0.87%
Year Ended July 31, 2015	0.83%
Year Ended July 31, 2014	0.81%

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

43 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2019 Unaudited

1. Organization

Oppenheimer Senior Floating Rate Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end diversified management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class I and Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

44 OPPENHEIMER SENIOR FLOATING RATE FUND

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended July 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

45 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

During the fiscal year ended July 31, 2018, the Fund did not utilize any capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the fiscal year ended July 31, 2018 are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring

2019	$29,853,127
No expiration	666,377,376

Total	$696,230,503

At period end, it is estimated that the capital loss carryforwards would be $29,853,127 expiring by 2019 and $598,408,206, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will utilize $67,969,170 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$14,044,280,191

Gross unrealized appreciation	$189,289,590
Gross unrealized depreciation	(989,182,996)

Net unrealized depreciation	$(799,893,406)

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance

46 OPPENHEIMER SENIOR FLOATING RATE FUND

2. Significant Accounting Policies (Continued)

related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within the Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives

47 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

48 OPPENHEIMER SENIOR FLOATING RATE FUND

3. Securities Valuation (Continued)

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$11,856,392,825	$301,842,270	$12,158,235,095
Corporate Bonds and Notes	—	203,037,900	—	203,037,900
Common Stocks	433,621,656	60,841,235	4,753,375	499,216,266
Rights, Warrants and Certificates	—	—	455,425	455,425
Investment Company	383,442,099	—	—	383,442,099

Total Assets	$817,063,755	$12,120,271,960	$307,051,070	$13,244,386,785

49 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*

Assets Table
Investments, at Value:
Common Stocks	$14,314	$–	$–	$(14,314)
Rights, Warrants and Certificates	–	(44,872)	44,872	–

Total Assets	$14,314	$(44,872)	$44,872	$(14,314)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

	Value as of July 31, 2018	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Accretion/ (amortization) of premium/ discount[a]

Assets Table
Investments, at Value:
Corporate Loans	$305,116,484	$12,864	$(1,931,869)	$28,831
Corporate Bonds and Notes	2	—	(2)	—
Common Stocks	34,101,724	23,203,140	(28,519,653)	—
Rights, Warrants and Certificates	417,308	120	(6,875)	—

Total Assets	$339,635,518	$23,216,124	$(30,458,399)	$28,831

a. Included in net investment income.

			Transfers into Transfers out of		Value as of January 31,
	Purchases	Sales	Level 3	Level 3	2019

Assets Table
Investments, at Value:
Corporate Loans	$206,478	$(1,590,518)	$—	$—	$301,842,270
Corporate Bonds and Notes	—	—	—	—	—
Common Stocks	—	(24,017,522)	—	(14,314)	4,753,375
Rights, Warrants and Certificates	—	—	44,872	—	455,425

Total Assets	$206,478	$(25,608,040)	$44,872	$(14,314)	$307,051,070

50 OPPENHEIMER SENIOR FLOATING RATE FUND

3. Securities Valuation (Continued)

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at period end:

Change in unrealized appreciation/ depreciation

Assets Table
Investments, at Value
Corporate Loans	$(1,931,869)
Common Bonds and Notes	(2)
Common Stocks	(3,354,678)
Rights, Warrants and Certificates	(6,875)

Total	$(5,293,424)

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Value as of January 31, 2019	Valuation Technique	Unobservable Input	Range of Unobservable Inputs	Unobservable Input Used
Assets Table
Investments, at Value:
Corporate Loans	$127,637,166	Broker Quote Discounted	N/A	N/A	N/A (a)
Corporate Loans	174,205,104	Cash Flow Model	Illiquidity Discount	N/A	3.69% (b)
			Implied rating	N/A	BB
			Yield to Maturity	N/A	5.79%
Common Stocks	4,399,440	Broker Quote Estimated	N/A	N/A	N/A (a)
Common Stocks	353,935	Recovery Proceeds	Auction Proceeds	N/A	$0.06/share (c)
			Illiquidity Discount	N/A	10%
Rights, Warrants and Certificates	455,425	Broker Quote	N/A	N/A	N/A (a)

Total	$307,051,070

(a) Securities classified as Level 3 whose unadjusted values were provided by a pricing service or broker-dealer for which such inputs are unobservable. The Manager periodically reviews pricing vendor and broker methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service or broker.

(b) The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the Company’s EBITDA and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity discount applied. The illiquidity discount was determined based on the implied discount rate at origination. The Manager periodically

51 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity discount. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.

(c) The Fund fair values certain common stocks received following a merger at the estimated amount of future recovery proceeds from the sale of assets as disclosed within the Company’s financial statements, less cash distributions received. The Manager monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. A significant increase (decrease) in the auction proceeds will result in a significant increase (decrease) to the fair value of the investment.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate senior loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate senior loans. Senior loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of

52 OPPENHEIMER SENIOR FLOATING RATE FUND

4. Investments and Risks (Continued)

borrowers. The senior loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some senior loans. As a result, some senior loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

When investing in senior loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

At period end, securities with an aggregate market value of $12,158,235,095, representing 90.3% of the Fund’s net assets were comprised of senior loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at

53 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of missing an interest and/or principal payment.

Information concerning securities not accruing income at period end is as follows:

Cost	$544,700,062
Market Value	$324,316,962
Market Value as % of Net Assets	2.41%

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.

54 OPPENHEIMER SENIOR FLOATING RATE FUND

5. Market Risk Factors (Continued)

Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	55,647,856	$446,613,038	113,887,862	$926,101,627
Dividends and/or distributions reinvested	10,941,733	87,109,139	18,691,785	151,801,016
Redeemed	(109,926,098)	(875,768,813)	(147,859,223)	(1,201,296,566)

Net decrease	(43,336,509)	$(342,046,636)	(15,279,576)	$(123,393,923)

Class B
Sold	—	$—	26,047	$211,878
Dividends and/or distributions reinvested	—	—	27,544	223,646
Redeemed[1]	—	—	(1,822,074)	(14,820,914)

Net decrease	—	$—	(1,768,483)	$(14,385,390)

Class C
Sold	16,110,206	$129,488,619	31,355,000	$255,178,689
Dividends and/or distributions reinvested	5,846,485	46,585,803	9,880,807	80,339,393
Redeemed	(42,840,001)	(341,037,659)	(78,982,795)	(642,343,698)

Net decrease	(20,883,310)	$(164,963,237)	(37,746,988)	$(306,825,616)

Class I
Sold	32,360,651	$259,089,397	84,967,842	$689,505,669
Dividends and/or distributions reinvested	2,676,958	21,270,933	4,117,781	33,364,407
Redeemed	(61,799,734)	(490,342,722)	(55,203,401)	(446,938,016)

Net increase (decrease)	(26,762,125)	$(209,982,392)	33,882,222	$275,932,060

Class R
Sold	2,499,179	$20,063,759	4,388,349	$35,653,807
Dividends and/or distributions reinvested	269,007	2,137,815	339,074	2,753,282
Redeemed	(1,402,245)	(11,136,169)	(1,928,149)	(15,661,430)

Net increase	1,365,941	$11,065,405	2,799,274	$22,745,659

55 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount
Class Y
Sold	201,606,764	$1,615,538,041	342,275,108	$2,777,278,627
Dividends and/or distributions reinvested	21,960,288	174,458,980	32,789,994	265,782,200
Redeemed	(303,329,176)	(2,396,093,713)	(277,451,475)	(2,249,656,033)

Net increase (decrease)	(79,762,124)	$(606,096,692)	97,613,627	$793,404,794

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$2,139,121,825	$4,040,199,360

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Next $5 billion	0.58
Next $10 billion	0.56
Over $20 billion	0.55

The Fund’s effective management fee for the reporting period was 0.59% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement

56 OPPENHEIMER SENIOR FLOATING RATE FUND

8. Fees and Other Transactions with Affiliates (Continued)

of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the

57 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
January 31, 2019	$231,430	$27,705	$103,104	$—

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $287,882 for IGMMF management fees.

9. Borrowings and Other Financing

Borrowings. The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing senior loans and other portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in senior loans or other portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and related fees are disclosed separately or as other expenses on the Statement of Operations.

58 OPPENHEIMER SENIOR FLOATING RATE FUND

9. Borrowings and Other Financing (Continued)

At period end, the Fund had no such borrowings outstanding.

Details of the borrowings for the reporting period are as follows:

Fees Paid	$4,633,752
Interest Paid	251,754

Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $6,663,999 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these investments have a market value of $6,519,084 and have been included as Corporate Loans in the Statement of Investments. The following commitments are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities.

10. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or

59 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

10. Pending Acquisition (Continued)

waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

60 OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the Sub-Adviser’s portfolio managers and investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

61 OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of their staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Joseph Welsh and David Lukkes, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the review or renewal of the Fund’s service agreements or service providers. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail bank loan funds. The Board noted that the Fund outperformed its category median for all periods.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board noted that the Adviser, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Adviser with similar investment mandates. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail bank loan funds with comparable asset levels and distribution features. The Board considered that the Fund’s contractual management fee and total expenses were lower than their respective peer group medians and category medians. The Board also considered that the Adviser has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the management fees incurred indirectly through the Fund’s investment in funds managed by the Adviser or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their

62 OPPENHEIMER SENIOR FLOATING RATE FUND

relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through August 31, 2019. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

63 OPPENHEIMER SENIOR FLOATING RATE FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT, which will also be available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

64 OPPENHEIMER SENIOR FLOATING RATE FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer Senior Floating Rate Fund	12/31/18	90.5%	0.0%	9.5%

65 OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

Trustees and Officers	Robert J. Malone, Chairman of the Board of Trustees and Trustee
Andrew J. Donohue, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Joseph Welsh, Vice President
David Lukkes, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2019 OppenheimerFunds, Inc. All rights reserved.

66 OPPENHEIMER SENIOR FLOATING RATE FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

67 OPPENHEIMER SENIOR FLOATING RATE FUND

PRIVACY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www.oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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71 OPPENHEIMER SENIOR FLOATING RATE FUND

Visit us at oppenheimerfunds.com for 24-hr access to
account information and transactions or call us at 800.CALL
OPP (800.225.5677) for 24-hr automated information and
automated transactions. Representatives also available
Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677 Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2019 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0291.001.0119 March 25, 2019

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/15/2019